Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Principles of Consolidation

(a) Principles of Consolidation: The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of the legal entities comprising the Partnership as discussed in Note 1. Intra-group balances and transactions have been eliminated upon consolidation.

Use of Estimates

(b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the amounts of revenues and expenses recognized during the reporting period. Actual results could differ from those estimates.

Accounting for Revenue, Voyage Expenses and Operating Expenses

(c) Accounting for Revenue, Voyage Expenses and Operating Expenses: Revenue is generated from time or voyage charter contracts.

Time charters contracts

A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. A time charter generally provides typical warranties and owner protective restrictions. A time charter begins when the vessel is delivered to the charterer and ends when the vessel is redelivered back to its owner. The time charter contracts are considered operating leases because (i) the vessel is an identifiable asset (ii) the owner of the vessel does not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Revenues from time charters are recognized ratably on a straight-line basis over the period of the respective charter. Under time charter agreements, all voyage expenses, except commissions are assumed by the charterer. Operating costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubricants are paid by the Partnership under time charter agreements.

Voyage charters contracts

A voyage charter is a contract in which the vessel owner undertakes to transport a specific amount and type of cargo on a load port-to-discharge port basis, subject to various cargo handling terms. The Partnership accounts for a voyage charter when all the following criteria are met: (1) the parties to the contract have approved the contract in the form of a written charter agreement and are committed to perform their respective obligations, (2) the Partnership can identify each party’s rights regarding the services to be transferred, (3) the Partnership can identify the payment terms for the services to be transferred, (4) the charter agreement has commercial substance (that is, the risk, timing, or amount of the Partnership’s future cash flows is expected to change as a result of the contract) and (5) it is probable that the Partnership will collect substantially all of the consideration to which it will be entitled in exchange for the services that will be transferred to the charterer. The Partnership determined that its voyage charters consist of a single performance obligation which is met evenly as the voyage progresses and begins to be satisfied once the vessel is ready to load the cargo. The voyage charter party agreement generally has a demurrage/dispatch clause according to which in the case of demurrage, the charterer reimburses the vessel owner for any potential delays exceeding the allowed lay time as per the charter party clause at the ports visited which is recorded as demurrage revenue. In the case of dispatch, the owner reimburses the charterer for the earlier discharging of the cargo from the agreed time. Demurrage/despatch revenues are recognized starting from the point that is determined that the amount can be estimated, and its collection/payment is probable and on a straight-line basis until the end of the voyage. Revenues from voyage charters are recognized on a straight-line basis over the voyage duration which commences once the vessel is ready to load the cargo and terminates upon the completion of the discharge of the cargo. Under Accounting Standards Codification (“ASC”) 606, receivables represent an entity’s unconditional right to consideration, whether billed or unbilled.

In voyage charters, vessel operating expenses and voyage expenses are paid for by the Partnership. The voyage charters are considered service contracts which fall under the provisions of ASC 606, because the Partnership retains control over the operations of the vessels, such as the routes taken or the vessels’ speed.

Payment terms under voyage charters are disclosed in the relevant voyage charter agreements and generally have standard payment terms of 90% to 95% of the freight which is paid within three days after the completion of the vessel’s loading.

2. Significant Accounting Policies – Continued

(c) Accounting for Revenue, Voyage Expenses and Operating Expenses - Continued:

Vessel voyage expenses are direct expenses to voyage revenues and primarily consist of brokerage commissions, port expenses, canal dues and bunkers. Brokerage commissions are paid to shipbrokers for their time and efforts for negotiating and arranging charter party agreements on behalf of the Partnership and are expensed over the related charter period. All other voyage expenses are expensed as incurred, except for expenses during the ballast portion of the voyage (period between the contract date and the date of the vessel’s arrival to the load port). Any expenses incurred during the ballast portion of the voyage such as bunker expenses, canal tolls and port expenses are deferred and are recognized on a straight-line basis, in voyage expenses, over the voyage duration as the Partnership satisfies the performance obligations under the contract provided these costs are (1) incurred to fulfill a contract that we can specifically identify, (2) able to generate or enhance resources of the company that will be used to satisfy performance of the terms of the contract, and (3) expected to be recovered from the charterer. These costs are considered ‘contract fulfillment costs’ and are included in ‘prepayments and other assets’ in the consolidated balance sheets.

Vessel operating expenses presented in the consolidated financial statements mainly consist of crew, repairs and maintenance, insurance, stores, spares, lubricants, other operating expenses and management fees payable to the Partnership’s managers.

Vessel operating expenses are expensed as incurred.

Foreign Currency Transactions

(d) Foreign Currency Transactions: The functional currency of the Partnership is the U.S. Dollar because the Partnership’s vessels operate in international shipping markets that utilize the U.S. Dollar as the functional currency. The accounting records of the Partnership are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in currencies other than the U.S. Dollar, are translated into the functional currency using the exchange rate at those dates. Gains or losses resulting from foreign currency transactions are included in “Other income / (expense)” in the consolidated statements of comprehensive income.

Cash and Cash Equivalents

(e) Cash and Cash Equivalents: The Partnership considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted cash

(f) Restricted cash: For the Partnership to comply with debt covenants under its credit facilities and financing arrangements, it must maintain minimum cash deposits. Such deposits are considered by the Partnership to be restricted cash.

Trade Accounts Receivable, net

(g) Trade Accounts Receivable, net: The amount shown as trade accounts receivable, net primarily consists of earned revenue that has not been billed yet or that has been billed but has not yet been collected. At each balance sheet date all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate write off. For the year ended December 31, 2022, and 2021 the respective write off amounted to $920 and $113, respectively.

Inventories

(h) Inventories: Inventories consist of consumable bunkers, lubricants, spares and stores and are stated at the lower of cost and net realizable value. Net realizable value is the estimated selling prices less reasonably predictable costs of disposal and transportation. The cost is determined by the first-in, first-out method.

Vessels Held for Sale

(i) Vessels Held for Sale: The Partnership classifies vessels as being held for sale when the following criteria are met: (i) management is committed to sell the asset; (ii) the asset is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less costs to sell. These vessels are not depreciated once they meet the criteria to be classified as held for sale.

If a plan to sell a vessel is cancelled, the Partnership reclassifies the vessel as held for use and re-measures it at the lower of (i) its carrying amount before the vessel was classified as held for sale, adjusted for any depreciation expense that would have been recognized if the vessel had been continuously classified as held and used and (ii) its fair value at the date of the subsequent decision not to sell.

2. Significant Accounting Policies – Continued

Fixed Assets

(j) Fixed Assets: Fixed assets consist of vessels, which are stated at cost, less accumulated depreciation. Vessel cost consists of the contract price for the vessel, any material expenses incurred during its construction (improvements and delivery expenses, on-site supervision costs incurred during the construction periods, as well as capitalized interest expense during the construction period). Certain subsequent expenditures for major improvements and regulatory requirements are also capitalized if it is determined that they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Vessels acquired through acquisition of businesses are recorded at their acquisition date fair values. Vessels acquired through asset acquisitions are recorded at cost. The cost of each of the Partnership’s vessels is depreciated, beginning when the vessel is ready for its intended use, on a straight-line basis over the vessel’s remaining economic useful life, after considering the estimated residual value. Management estimates the scrap value of the Partnership’s vessels to be $0.2 per light weight ton (“LWT”) and useful life to be 25 years for the container carrier and bulk carrier vessels and 35 years for the LNG/C vessels.

Impairment of Vessels

(k) Impairment of Vessels: An impairment loss on vessels is recognized when indicators of impairment are present and the carrying amount of the vessel is greater than its fair value and is determined not to be recoverable. In determining future benefits derived from use of the vessels, the Partnership performs an analysis of the anticipated undiscounted future net cash flows of the related vessel. If the carrying value of the asset, including any related intangible assets and liabilities, exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value. Various factors including future charter rates and vessel operating costs are included in this analysis.

The Partnership has performed an undiscounted cash flow test as of December 31, 2022, and 2021, determining undiscounted projected net operating cash flows for each vessel for which an indication for impairment was present and compared them to the carrying amount of the vessels, and any related intangible assets and liabilities. In developing estimates of future cash flows, the Partnership made assumptions about future charter rates, utilization rates, vessel operating expenses, future dry-docking costs, the estimated remaining useful life of the vessels and their estimated residual value. These assumptions are based on historical trends as well as future expectations that are in line with the Partnership’s historical performance and expectations for the vessels’ utilization under the current deployment strategy. Based on these assumptions, the Partnership determined that the vessels held for use and their related intangible assets and liabilities were not impaired as of December 31, 2022 and 2021.

Deferred charges, net

(l) Deferred charges, net: Deferred charges, net are comprised mainly of dry-docking costs. The Partnership’s vessels are required to be dry-docked every thirty to sixty months for major repairs and maintenance that cannot be performed while the vessels are under operation. The Partnership has adopted the deferral method of accounting for dry-docking activities whereby costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled dry-docking activity.

Intangible assets

(m) Intangible assets: The Partnership records all identified tangible and intangible assets, or any liabilities associated with the acquisition of a business or an asset, at fair value. When a vessel or a business that owns a vessel is acquired with an existing charter agreement, the Partnership considers whether any value should be assigned to the attached charter agreement acquired. The value to be assigned to the charter agreement is based on the difference of the contractual charter rate of the agreement acquired and the prevailing market rate for a charter of equivalent duration at the time of the acquisition, determined by independent appraisers as at that date. The resulting above-market (assets) or below-market (liabilities) charters are amortized using the straight-line method as a reduction or increase, respectively, to revenues over the remaining term of the charters (Note 6).

Net Income Per Limited Partner Unit

(n) Net Income Per Limited Partner Unit: Basic net income per limited partner unit is calculated by dividing the Partnership’s net income less net income allocable to preferred unit holders, (if any), general partner’s interest in net income (including incentive distribution rights (“IDR”)) and net income allocable to unvested units, by the weighted-average number of common units outstanding during the period (Note 14). Diluted net income per limited partner unit reflects the potential dilution that could occur if securities or other contracts to issue limited partner units were exercised.

Segment Reporting

(o) Segment Reporting: The Partnership reports financial information and evaluates its operations by charter revenues and not by the length, type of vessel or type of ship employment for its customers, i.e. time or voyage charters. The Partnership does not use discrete financial information to evaluate the operating results for each such type of charter or vessel. Although revenue can be identified for these types of charters or vessels, management cannot and does not identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Partnership has determined that it operates as one reportable segment. Furthermore, when the Partnership charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

2. Significant Accounting Policies – Continued

Omnibus Incentive Compensation Plan

(p) Omnibus Incentive Compensation Plan: Equity compensation expense represents vested and unvested units granted to employees and to non-employee directors, for their services as directors, as well as to non-employees and are included in general and administrative expenses in the consolidated statements of comprehensive income. These units are measured at their fair value equal to the market value of the Partnership’s common units on the grant date. The units that contain a time-based service vesting condition are considered unvested units on the grant date and the total fair value of such units is recognized on a straight-line basis over the requisite service period (Note 13).

Treasury Units

(q) Treasury Units: The Partnership records the repurchase of its common units at cost based on the settlement dates of repurchase transactions. These units are classified as treasury units, which is a reduction to partners’ capital. Treasury units are included in authorized and issued units but excluded from outstanding units (Note 12).

Fair value of financial instruments

(r) Fair value of financial instruments: The Partnership follows the accounting guidance for financial instruments that establishes a framework for measuring fair value under generally accepted accounting principles and expands disclosure about fair value measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date;

Level 2: Inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3: Inputs are unobservable inputs for the asset or liability.

Derivative Instruments

(s) Derivative Instruments: The Partnership from time to time may enter into derivative instruments to hedge its exposure to foreign exchange or interest rate risks arising from operational, financing and investment activities. Derivatives are initially measured at fair value; attributable transaction costs are expensed as incurred. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Partnership has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as foreign currency risk and interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows are considered cash flow hedges. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect in a cash flow hedge. When the derivatives do qualify for hedge accounting, depending upon the nature of the hedge, changes in fair value of the derivatives are either offset against the fair value of assets, liabilities or firm commitments through income, or recognized in other comprehensive income (effective portion) until the hedged item is recognized in the consolidated statements of comprehensive income. The Company may enter into derivative contracts that are intended to economically hedge certain of its risk, even though hedge accounting does not apply, or the Company elects not to apply hedge accounting (Note 8).

2. Significant Accounting Policies – Continued

Recent Accounting Pronouncements

(t) Recent Accounting Pronouncements:

Accounting Standards Update (“ASU”) No. 2022-06—Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848. In 2020, the Board issued the ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the effects of reference rate reform on financial reporting, which provides optional guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. The objective of the guidance in Topic 848 is to provide temporary relief during the transition period. The Board included a sunset provision within Topic 848 based on expectations of when the London Interbank Offered Rate (LIBOR) would cease being published. At the time that Update 2020-04 was issued, the UK Financial Conduct Authority (FCA) had established its intent that it would no longer be necessary to persuade, or compel, banks to submit to LIBOR after December 31, 2021. As a result, the sunset provision was set for December 31, 2022, 12 months after the expected cessation date of all currencies and tenors of LIBOR. In March 2021, the FCA announced that the intended cessation date of the overnight 1, 3, 6, and 12-month tenors of USD LIBOR would be June 30, 2023, which is beyond the current sunset date of Topic 848. Because the current relief in Topic 848 may not cover a period of time during which a significant number of modifications may take place, the amendments in this Update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. The amendments in this Update apply to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments in this Update are effective for all entities upon issuance of this Update. The Partnership is currently evaluating the impact of this adoption in its consolidated financial statements and related disclosures.